OPERATIONS - Brand (Details) - Brand R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$)
INTANGIBLE ASSETS
Average royalty rate on net revenue	1.00%
Brand cost and expenses	10.00%
Tax rate according to Brazilian tax law	34.00%
The Fair Value of the Brand	R$ 10,099
Amortization period	5 years